Average Annual Total Returns{- Fidelity® Stock Selector All Cap Fund} - 09.30 Fidelity Stock Selector All Cap Fund AMCIZ Prospectus-11 - Fidelity® Stock Selector All Cap Fund	Fidelity Stock Selector All Cap Fund-Class A Return Before Taxes Past 1 year	Fidelity Stock Selector All Cap Fund-Class A Return Before Taxes Past 5 years	Fidelity Stock Selector All Cap Fund-Class A Return Before Taxes Since Inception		Fidelity Stock Selector All Cap Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Stock Selector All Cap Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Stock Selector All Cap Fund-Class A After Taxes on Distributions Since Inception		Fidelity Stock Selector All Cap Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Stock Selector All Cap Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Stock Selector All Cap Fund-Class A After Taxes on Distributions and Sales Since Inception		Fidelity Stock Selector All Cap Fund-Class M Return Before Taxes Past 1 year	Fidelity Stock Selector All Cap Fund-Class M Return Before Taxes Past 5 years	Fidelity Stock Selector All Cap Fund-Class M Return Before Taxes Since Inception		Fidelity Stock Selector All Cap Fund-Class C Return Before Taxes Past 1 year	Fidelity Stock Selector All Cap Fund-Class C Return Before Taxes Past 5 years	Fidelity Stock Selector All Cap Fund-Class C Return Before Taxes Since Inception		Fidelity Stock Selector All Cap Fund-Class I Return Before Taxes Past 1 year	Fidelity Stock Selector All Cap Fund-Class I Return Before Taxes Past 5 years	Fidelity Stock Selector All Cap Fund-Class I Return Before Taxes Since Inception		Fidelity Stock Selector All Cap Fund-Class Z Return Before Taxes Past 1 year	Fidelity Stock Selector All Cap Fund-Class Z Return Before Taxes Past 5 years	Fidelity Stock Selector All Cap Fund-Class Z Return Before Taxes Since Inception		SP001 Past 1 year	SP001 Past 5 years	SP001 Since Inception		WA006 Past 1 year	WA006 Past 5 years	WA006 Since Inception
Total	24.26%	9.00%	12.46%	[1]	22.64%	8.01%	11.09%	[1]	15.51%	6.91%	9.77%	[1]	26.92%	9.23%	12.54%	[1]	29.80%	9.45%	12.51%	[1]	32.23%	10.60%	13.70%	[1]	32.38%	10.75%	11.93%	[2]	31.49%	11.70%	14.54%	[1]	30.90%	11.18%	14.21%	[1]

[1]	(a)From October 23, 2012.
[2]	(b)From August 13, 2013.